ACQUISITION OF SUBSIDIARIES - Narrative Motif Acquisition (Details) - CAD ($) $ / shares in Units, $ in Thousands		4 Months Ended	12 Months Ended
	Dec. 06, 2024	Mar. 31, 2025	Sep. 30, 2025	Apr. 01, 2025	Dec. 05, 2024	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)			134,461,029			108,585,492	81,161,630
Issued capital			$ 919,908			$ 852,891
Motif Labs Ltd. (“Motif”)
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)					17,233,950
Issued capital					$ 39,121
Share price (in CAD per share)					$ 2.27
Motif Labs Ltd. (“Motif”)
Disclosure of detailed information about business combination [line items]
Equity interest acquired	100.00%			100.00%
Consideration transferred	$ 95,134
Cash consideration	52,171
Share consideration	$ 39,121
Average price per share (in CAD per share)	$ 2.3210
Contingent consideration	$ 4,472
Minimum price per share, contingent consideration (in CAD per share)	$ 3.2203
Five day average price (in CAD per share)	$ 2.3210
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 3,849
Acquisition-related costs	3,778
Issue costs capitalised	71
Contingent consideration			2,919
Increase (decrease) in contingent consideration asset (liability)			1,553
Revenue of acquiree since acquisition date		$ 50,343
Profit (loss) of acquiree since acquisition date		$ 135
Revenue of combined entity as if combination occurred at beginning of period			434,124
Profit (loss) of combined entity as if combination occurred at beginning of period			$ (38,275)
Motif Labs Ltd. (“Motif”) | Pro Forma
Disclosure of detailed information about business combination [line items]
Consideration transferred	90,000
Cash consideration	50,000
Share consideration	40,000
Contingent consideration	$ 10,000